EQUITY (Details) - shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, shares Authorized	25,000,000	25,000,000
Ordinary shares, shares Issued	15,297,402	15,297,402
Ordinary shares, shares Outstanding	14,728,782	14,728,782